Tax and social security obligations - Summary of Tax and Social Security Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax and Social Security Obligations [Abstract]
Income Tax (IRPJ and CSLL) (i)	R$ 143,133	R$ 273,395
Taxes on long term incentive plan	120,194	155,454
Contributions over revenue (PIS and COFINS)	11,475	32,140
Taxes on services (ISS)	20,042	23,260
Contributions for Social Security (INSS)	24,927	20,318
Others	45,648	45,084
Total	365,419	549,651
Current	365,419	549,651
Non-current	R$ 0	R$ 0